Borrowings (Details Narrative) $ in Thousands, $ in Millions				1 Months Ended
	Mar. 13, 2024	Nov. 10, 2021	Sep. 13, 2021	Jun. 15, 2022	Feb. 18, 2022 USD ($)	Oct. 22, 2021 USD ($)	Aug. 26, 2021 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 15, 2021 USD ($)
Issuance of IRSA Non-convertible Notes [Member]
Statement [Line Items]
Fixed interest rate							3.90%
Non-convertible notes							$ 5,810
Description of instalments of note payable							the first one - equal to 25% of the par value of the notes - payable on the date that is 12 (twelve) months after the Issue, on August 26, 2023; the second one - equal to 25% of the par value of the notes - payable on the date that is 30 (thirty) months after the Issue, on February 26, 2024 and the third one - equal to 50% of the par value of the notes - payable on the relevant due date, i.e. August 26, 2024. Price of issuance was 100.0% of the nominal value.
Series I Issued by FyO [Member]
Statement [Line Items]
Issuance of first bond						$ 1,230
Issue price						100.00%
Series XXXV NonConvertible Notes Member
Statement [Line Items]
First instalment			25.00%
Second instalment	25.00%
Issue price			100.00%
Third instalment			50.00%
Series XXIX Non-convertible Notes Redemption Member
Statement [Line Items]
Redemption Price		100.00%
Series XXXVI Non Convertible Notes [Member]
Statement [Line Items]
Issued negotiable obligations					$ 4,060
Fixed interest rate					2.00%
Maturity date					182025 years
Issue price					100.00%
Series XXXVII Non-convertible Notes [Member]
Statement [Line Items]
Fixed interest rate				5.50%
Issue price										$ 24,400
Share capital
Statement [Line Items]
Borrowings include collateralized liabilities								$ 14,537	$ 33,946,000